As filed with the Securities and Exchange Commission on April 26, 2019

Securities Act File No. 333-170122
Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
_______________________________________
FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 453	|X|
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 455	|X|
(Check appropriate box or boxes)
_______________________________________
DBX ETF TRUST (Exact name of Registrant as specified in its charter)
_______________________________________
345 Park Avenue New York, New York 10154 (Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 250-2500
_______________________________________
Freddi Klassen
DBX ETF Trust
345 Park Avenue New York, New York 10154 (Name and Address of Agent for Service)

Copy to: Stuart Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

• Xtrackers S&P 500 ESG ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 26th day of April, 2019.

DBX ETF TRUST

By: /s/Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Stephen R. Byers*
Stephen R. Byers	Trustee and Chairman	April 26, 2019

/s/George O. Elston*
George O. Elston	Trustee	April 26, 2019

/s/Michael Gilligan
Michael Gilligan	Trustee, Treasurer, Chief Financial Officer and Controller	April 26, 2019

/s/Freddi Klassen
Freddi Klassen	President and Chief Executive Officer	April 26, 2019

/s/J. David Officer*
J. David Officer	Trustee	April 26, 2019

*By: /s/Freddi Klassen		April 26, 2019
Freddi Klassen (attorney-in-fact)**

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 376, as filed on December 21, 2016 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase